Feb. 27, 2026
American Funds Multi-Sector Income Fund
Investment objectives
The fund’s investment objective is to provide a high level of current income.
Its secondary investment objective is capital appreciation.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds and Capital Group KKR Public-Private+ Funds (collectively “Capital Group Funds”) ($250,000 for Class 529-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 43 of the prospectus and on page 88 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.23
Other expenses	0.11	0.11	0.10	0.16	0.15	0.04	0.16
Total annual fund operating expenses	0.74	1.44	0.68	0.74	0.48	0.37	0.72

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees	1.00	0.49	0.25	0.25	none	none	1.00
Other expenses	0.16	0.12	0.15	0.21	0.12	0.09	0.12
Total annual fund operating expenses	1.49	0.94	0.73	0.79	0.45	0.42	1.45

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.40[2]	0.22	0.20	0.09	0.23	0.09	0.04
Total annual fund operating expenses	1.48	1.15	1.03	0.67	0.56	0.42	0.37
Fee waiver	—	—	0.07[3]	—	0.06[3]	—	—
Total annual fund operating expenses after fee waiver	1.48	1.15	0.96	0.67	0.50	0.42	0.37

1  A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $500,000 or more for Class A and $1 million or more for Class 529-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

[2]  Restated to reflect current fees.

[3]  The fund’s transfer agent is currently waiving a portion of its fee, which reduces other expenses. This waiver will be in effect through at least March 1, 2027. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$448	$247	$318	$76	$49	$38	$421	$252	$96	$323	$81	$46	$43	$148
3 years	603	456	462	237	154	119	572	471	300	478	252	144	135	459
5 years	771	787	619	411	269	208	737	813	520	646	439	252	235	792
10 years	1,259	1,534	1,075	918	604	468	1,213	1,289	1,155	1,134	978	567	530	1,735

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$151	$117	$98	$68	$51	$43	$38		1 year	$147	$152
3 years	468	365	321	214	173	135	119		3 years	456	471
5 years	808	633	562	373	307	235	208		5 years	787	813
10 years	1,768	1,398	1,253	835	696	530	468		10 years	1,534	1,289

For the share classes listed to the right, you would pay the following if you did not redeem your shares:

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$151	$117	$98	$68	$51	$43	$38		1 year	$147	$152
3 years	468	365	321	214	173	135	119		3 years	456	471
5 years	808	633	562	373	307	235	208		5 years	787	813
10 years	1,768	1,398	1,253	835	696	530	468		10 years	1,534	1,289

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 102% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in bonds and other debt instruments, which may be represented by derivatives. In seeking to achieve a high level of current income, the fund invests in a broad range of debt securities across the credit spectrum. Normally, the fund will invest its assets across four primary sectors: high-yield corporate debt, investment grade corporate debt, debt instruments of emerging market issuers and securitized debt. The proportion of securities held by the fund within each of these credit sectors will vary with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities. The fund may opportunistically invest in other sectors, including U.S. government debt, municipal debt and non-corporate credit, in response to market conditions. The fund will normally seek to limit its foreign currency exposure.

The fund may invest substantially in securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Such securities are sometimes referred to as “junk bonds.” The fund may also invest a significant portion of its assets in securities tied economically to countries outside the United States.

The fund may invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were: Highest 8.60% (quarter ended June 30, 2020) Lowest -8.15% (quarter ended June 30, 2022)
Average annual total returns For the periods ended December 31, 2025:

Average annual total returns For the periods ended December 31, 2025:
Share class	Inception date	1 year	5 years	Lifetime
F-2 — Before taxes	3/22/2019	8.06%	3.01%	4.98%
— After taxes on distributions		5.34	0.71	2.61
— After taxes on distributions and sale of fund shares		4.72	1.27	2.77

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
A (with maximum sales charge)	3/22/2019	3.78%	1.94%	4.15%
C	5/1/2020	6.03	2.01	4.28
F-1	5/1/2020	7.78	2.73	5.00
F-3	3/22/2019	8.18	3.10	5.06
529-A (with maximum sales charge)	5/1/2020	4.03	2.01	4.35
529-C	5/1/2020	5.98	1.98	4.38
529-E	5/1/2020	7.56	2.56	4.87
529-F1	5/1/2020	7.98	2.93	5.21
529-F2	10/30/2020	8.09	3.01	3.87
529-F3	10/30/2020	8.11	3.03	3.90
R-1	5/1/2020	7.07	2.24	4.54
R-2	5/1/2020	7.18	2.16	4.47
R-2E	5/1/2020	7.48	2.85	5.14
R-3	5/1/2020	7.55	2.48	4.77
R-4	5/1/2020	7.86	2.78	5.07
R-5E	5/1/2020	8.04	2.95	5.23
R-5	5/1/2020	8.13	3.07	5.34
R-6	3/22/2019	8.18	3.11	5.06

Indexes	1 year	5 years	Lifetime (from Class F-2 inception)
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.30%	–0.36%	1.67%
American Funds Multi-Sector Income Fund Custom Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	9.12	2.52	4.08
Class F-2 annualized 30–day yield at December 31, 2025: 5.60% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.